Prepaid Expenses (Schedule of Prepaid Expenses) (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Prepaid Expenses [Abstract]
Prepaid expenses	$ 297,003	$ 292,237
Deposits	22,600	10,493
Total current prepaid expenses	$ 319,603	$ 302,730